Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Salaries	S/ 655,665	S/ 589,773	S/ 567,938
Vacations, health insurance and others	87,996	81,581	74,924
Social security	66,331	62,637	60,802
Severance indemnities	49,265	44,447	44,277
Workers' profit sharing	38,018	92,042	59,441
Total	S/ 897,275	S/ 870,480	S/ 807,382